PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Housing loans to employees guaranteed by RPL		$ 181
Interest-free loans to third parties, net of allowance	$ 13,209
Advances to employees	3,131	$ 3,440
Prepayments to business partners, net of allowance	11,180	16,443
Interest receivables	818	455
Receivables in connection with exercise of options from agents and employees	1,037	2,532
Short-term bridge loans in connection with potential investments, net of allowance	6,398	1,961
Prepayment for inventory	1,401	10,498
Unsecured interest-free loans to related parties, net of allowance	3,020	5,848
Others, net of allowance	1,545	2,778
Total	$ 41,739	$ 44,136